Research and Development Expenses, net (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of research and development expenses [Abstract]
Materials and subcontractors	$ 2,037	$ 2,444	$ 2,690
Salaries, wages and related expenses	5,488	4,167	2,875
Depreciation	131	97	45
Patent registration expenses	135	208	106
Overhead	942	539	355
Other research and development expenses	386	613	253
Research and development expenses	9,119	8,068	6,324
Less: capitalized cost		(2,332)
Co-development participation	(927)
Total research and development expenses, net	$ 8,192	$ 5,736	$ 6,324